Vanguard Malvern Funds

Supplement to the Statement of Additional Information Dated January 28, 2013
(revised April 30, 2013)

Liquidation and Dissolution of Vanguard TIPS Transition Fund

Effective as of the close of business on June 4, 2013, the liquidation and dissolution of Vanguard TIPS Transition Fund is complete. Any references to the Fund in the Statement of Additional Information are hereby deleted.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 078A 062013